UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002153622 (Prism Capital Funding LLC)

Prism Mortgage Trust 2026-HX1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Jack L. Macdowell, Jr, (212) 626-2300

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3.	Exhibits

99.1	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC (“SitusAMC”)

Schedule 1 – Narrative

Schedule 2 – Comment Report

Schedule 3 – Pay History Report

Schedule 4 – Title Report – Title Diligence Summary

Schedule 5 – Title Report – Title Diligence Exceptions

99.2a/b	Disclosure required by Rule 15Ga-2 for Clayton Services LLC (“Clayton”)

Schedule 1 – Narrative

Schedule 2 – Conditions Summary

Schedule 3 – Conditions Detail

Schedule 4 – Loan Grades

Schedule 5 – Standard Upload

Schedule 6 – Valuations Summary

Schedule 7 – Waived Conditions Summary

Schedule 8 – Rating Agency ATR QM

Schedule 9 – Non ATR QM

Schedule 10 – Loan Level Tape Compare

99.3	Disclosure required by Rule 15Ga-2 for Clarifii LLC (“Clarifii”)

Schedule 1 – Narrative

Schedule 2 – Valuation Report

Schedule 3 – Supplemental Data Extract

Schedule 4 – Rating Agency Grade Summary

Schedule 5 – Rating Agency Grade Detail

Schedule 6 – Data Compare

Schedule 7 – Business Purpose Supplement Extract

Schedule 8 – ATR OR QM Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 7, 2026

Prism Capital Funding LLC
(Securitizer)

By:	/s/ Jack L. Macdowell, Jr.
Name: Jack L. Macdowell, Jr.
Title: Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC (“SitusAMC”)

Schedule 1 – Narrative

Schedule 2 – Comment Report

Schedule 3 – Pay History Report

Schedule 4 – Title Report – Title Diligence Summary

Schedule 5 – Title Report – Title Diligence Exceptions

99.2a/b	Disclosure required by Rule 15Ga-2 for Clayton Services LLC (“Clayton”)

Schedule 1 – Narrative

Schedule 2 – Conditions Summary

Schedule 3 – Conditions Detail

Schedule 4 – Loan Grades

Schedule 5 – Standard Upload

Schedule 6 – Valuations Summary

Schedule 7 – Waived Conditions Summary

Schedule 8 – Rating Agency ATR QM

Schedule 9 – Non ATR QM

Schedule 10 – Loan Level Tape Compare

99.3	Disclosure required by Rule 15Ga-2 for Clarifii LLC (“Clarifii”)

Schedule 1 – Narrative

Schedule 2 – Valuation Report

Schedule 3 – Supplemental Data Extract

Schedule 4 – Rating Agency Grade Summary

Schedule 5 – Rating Agency Grade Detail

Schedule 6 – Data Compare

Schedule 7 – Business Purpose Supplement Extract

Schedule 8 – ATR OR QM Report